UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-Q


QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-9957
                                   811-10179

Name of Fund:  Mercury Basic Value Fund, Inc.
               Master Basic Value Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, Mercury Basic Value Fund, Inc. and Master Basic Value Trust,
     800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 06/30/04

Date of reporting period: 07/01/04 - 09/30/04

Item 1 - Schedule of Investments


Master Basic Value Trust
Schedule of Investments as of September 30, 2004
                                                                                     Value   Percentage of
Industry*               Shares Held            Common Stocks              (in U.S. dollars)     Net Assets
Above-Average Yield

Metals & Mining         4,353,600              Alcoa Inc.                 $     146,237,424     1.7%

Diversified
Telecommunication
Services                2,627,100              BCE Inc.                          56,876,715     0.7

Capital Markets         3,762,300              The Bank of New York
                                               Company, Inc.                    109,746,291     1.3

Food Products           1,973,100              ConAgra Foods, Inc.               50,728,401     0.6

Chemicals               2,988,000              E.I. du Pont de Nemours
                                               and Company                      127,886,400     1.5

Oil & Gas               8,716,000              Exxon Mobil Corporation          421,244,280     5.0

Industrial
Conglomerates           4,144,300              General Electric Company         139,165,594     1.6

Food Products           1,359,400              General Mills, Inc.(d)            61,037,060     0.7

Personal Products       2,539,900              The Gillette Company             106,015,426     1.3

Pharmaceuticals         1,976,200              GlaxoSmithKline PLC (ADR)(c)      86,419,226     1.0

Aerospace & Defense     3,558,300              Honeywell International Inc.     127,600,638     1.5

Diversified Financial
Services                6,336,792              J.P. Morgan Chase & Co.          251,760,746     3.0

Oil & Gas               1,038,900              Kerr-McGee Corporation            59,477,025     0.7

Capital Markets         2,309,700              Mellon Financial Corporation      63,955,593     0.8

Multi-Utilities &
Unregulated Power       1,031,800              Public Service Enterprise
                                               Group Incorporated(d)             43,954,680     0.5

Oil & Gas               1,615,100              Royal Dutch Petroleum Company
                                               (NY Registered Shares)            83,339,160     1.0

Diversified
Telecommunication
Services                5,029,700              SBC Communications Inc.           130,520,715    1.6

Food Products           3,350,100              Sara Lee Corporation               76,583,286    0.9

Electric Utilities      1,390,300              The Southern Company(d)            41,681,194    0.5

Commercial Banks        2,026,500              U.S. Bancorp                       58,565,850    0.7

Diversified
Telecommunication
Services                2,957,100              Verizon Communications            116,450,598    1.4

Commercial Banks        2,247,300              Wachovia Corporation(d)           105,510,735    1.3
                                                                             -----------------------
                                                                               2,464,757,037   29.3

Below-Average Price/Earnings
Ratio

Insurance               2,166,700              ACE Limited                        86,798,002    1.0

Insurance               1,802,900              The Allstate Corporation(d)        86,521,171    1.0

Insurance               2,492,700              American International
                                               Group, Inc.                       169,478,673    2.0

Health Care Providers
& Services              866,900                AmerisourceBergen Corporation      46,561,199    0.6

Insurance               3,070,600              Aon Corporation(d)                 88,249,044    1.1

Commercial Banks        3,789,600              Bank of America Corporation       164,203,368    2.0

Health Care Equipment
& Supplies              2,816,400              Baxter International Inc.          90,575,424    1.1

Diversified Financial
Services                5,314,900              Citigroup Inc.                    234,493,388    2.8

Beverages               2,777,900              Coca-Cola Enterprises Inc.         52,502,310    0.6

Automobiles             2,844,700              Ford Motor Company(d)              39,968,035    0.5

Capital Markets         830,400                The Goldman Sachs Group, Inc.      77,426,496    0.9

Computers &
Peripherals             6,978,600              Hewlett-Packard Company           130,848,750    1.6

Household Durables      3,343,300              Koninklijke (Royal) Philips
                                               Electronics NV (NY Registered
                                               Shares)                            76,595,003    0.9

Food Products           2,779,400              Kraft Foods Inc. (Class A)         88,162,568    1.0

Hotels, Restaurants
& Leisure               3,147,600              McDonald's Corporation             88,227,228    1.1

Pharmaceuticals         1,891,000              Merck & Co., Inc.                  62,403,000    0.7

Capital Markets         3,474,700              Morgan Stanley                    171,302,710    2.0

Pharmaceuticals         5,330,400              Schering-Plough Corporation       101,597,424    1.2

Electrical Equipment    2,611,400             +Thomas & Betts Corporation         70,037,748    0.8

Energy Equipment &
Service                 1,537,200             +Transocean Inc.(d)                 55,001,016    0.7

Food Products           1,672,400              Unilever NV (NY Registered
                                               Shares)                            96,664,720    1.2

IT Services             10,859,400            +Unisys Corporation                112,069,008    1.3

Oil & Gas               2,156,400              Unocal Corporation                 92,725,200    1.1

Insurance               329,400                XL Capital Ltd. (Class A)          24,372,306    0.3
                                                                             -----------------------
                                                                               2,306,783,791   27.5


Low Price-to-Book Value

Communications
Equipment               12,005,600            +3Com Corporation                   50,663,632    0.6

Semiconductors &
Semiconductor Equipment  7,686,100            +Advanced Micro Devices, Inc.(d)    99,919,300    1.2

Electronic Equipment
& Instruments           3,125,500             +Agilent Technologies, Inc.         67,417,035    0.8

Food & Staples
Retailing               3,267,200              Albertson's, Inc.                  78,184,096    0.9

Oil & Gas               1,526,000              Anadarko Petroleum Corporation    101,265,360    1.2

Aerospace & Defense     715,400                The Boeing Company                 36,928,948    0.4

Media                   4,511,900             +Comcast Corporation
                                               (Special Class A)(d)              125,972,248    1.5

Machinery               1,895,800              Deere & Company                   122,373,890    1.4

Energy Equipment &
Service                 3,980,100              Diamond Offshore Drilling,
                                               Inc.(d)                           131,303,499    1.6

Energy Equipment &
Service                 4,737,000              GlobalSantaFe Corporation         145,189,050    1.7

Energy Equipment &
Service                 2,621,700              Halliburton Company                88,325,073    1.1

Insurance               1,348,100              The Hartford Financial
                                               Services Group, Inc.               83,487,833    1.0

Paper & Forest
Products                3,113,000              International Paper Company       125,796,330    1.5

Household Products      2,418,600              Kimberly-Clark Corporation        156,217,374    1.9

Semiconductors &
Semiconductor
Equipment               15,955,300            +LSI Logic Corporation              68,767,343    0.8

Media                   12,135,700            +Liberty Media Corporation
                                               (Class A)                         105,823,304    1.3

Communications
Equipment               17,278,000            +Lucent Technologies Inc.(d)        54,771,260    0.7

Semiconductors &
Semiconductor
Equipment               3,313,700             +Micron Technology, Inc.(d)         39,863,811    0.5

Communications
Equipment               3,335,700              Motorola, Inc.                     60,176,028    0.7

Aerospace & Defense     5,932,000              Raytheon Company                  225,297,360    2.7

Insurance               3,621,214              The St. Paul Companies, Inc.      119,717,335    1.4

Computers &
Peripherals             17,000,000            +Sun Microsystems, Inc.             68,680,000    0.8

Media                   7,698,200             +Time Warner Inc.                  124,248,948    1.5

Media                   4,881,500              Viacom, Inc. (Class B)            163,823,140    1.9

Media                   4,092,200              The Walt Disney Company(d)         92,279,110    1.1

Commercial Banks        6,000,000              Wells Fargo & Company             357,780,000    4.2

Paper & Forest Products 1,493,200              Weyerhaeuser Company               99,267,936    1.2
                                                                             -----------------------
                                                                               2,993,539,243   35.6
Special Situations

Pharmaceuticals - 0.5%  1,069,300              Abbott Laboratories                 45,295,548   0.5

Software - 0.5%         1,562,100              Computer Associates
                                               International, Inc.                 41,083,230   0.5

Computers &
Peripherals - 1.5%      1,495,600              International Business
                                               Machines Corporation               128,232,744   1.5

Communications
Equipment - 0.5%        3,019,200              Nokia Oyj 'A' (ADR)(c)              41,423,424   0.5
                                                                             -----------------------
                                                                                  256,034,946   3.0

                                               Total Common Stocks
                                               (Cost - $5,901,725,255)          8,021,115,017  95.4


                        Beneficial
                        Interest               Short-Term Securities

                        307,298,258            Merrill Lynch Liquidity Series,
                                               LLC Cash Sweep Series I(a)        307,298,258    3.7
                        353,018,200            Merrill Lynch Liquidity Series,
                                               LLC Money Market Series (a)(b)    353,018,200    4.2

                                               Total Short-Term Securities
                                               (Cost - $660,316,458)             660,316,458    7.9

                        Number of
                        Contracts              Issue

Put Options Purchased   1,200                  Exxon Mobil Corporation,
                                               expiring January 2005 at
                                               USD 42.5,
                                               Broker Deutsche Bank                  360,000    0.0

                        1,500                  Wells Fargo & Company,
                                               expiring October 2004
                                               at USD 55,
                                               Broker UBS Warburg                     75,000    0.0

                                               Total Options Purchased
                                               (Premiums Paid- $2,638,080)           435,000    0.0

                                               Total Investment
                                               (Cost - $6,564,679,793)         8,681,866,475  103.3

Call Options Written    1,200                  Exxon Mobil Corporation,
                                               expiring January 2005
                                               at USD 47.5,
                                               Broker Deutsche Bank               (2,460,000)   0.0
                        1,294                  The Walt Disney Company,
                                               expiring January 2005 at
                                               USD 30,
                                               Broker UBS Warburg                    (64,700)   0.0
                        1,500                  Wells Fargo & Company,
                                               expiring October 2004 at USD 60,
                                               Broker UBS Warburg                   (750,000)   0.0

                                               Total Options Written
                                               (Premiums Received- $4,854,843)    (3,274,700)   0.0

Total Investments, Net of Options Written  (Cost - $6,559,824,950**)           8,678,591,775  103.3
Liabilities in Excess of Other Assets                                           (275,356,454)  (3.3)
                                                                             -----------------------
Net Assets                                                                   $ 8,403,235,321  100.0%
                                                                             =======================

(a)Investments in companies considered to be an affiliate of the
Trust (such companies are defined as "Affiliated Companies" in
Section 2(a)(3) of theInvestment Company Act of 1940) were as follows:
                                                                 Interest
Affiliate                                   Net Activity          Income

Merrill Lynch Liquidity Series, LLC
Cash Sweep Series I                        $ 211,664,182       $   941,196
Merrill Lynch Liquidity Series, LLC
Money Market Series                         (253,070,998)      $    58,428

(b) Security was purchased with the cash proceeds from securities loans.
(c) American Depositary Receipts (ADR).
(d) Security, or a portion of security, is on loan.
*For Trust compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
**The cost and unrealized appreciation/depreciation of investments, net of options written, as of September 30, 2004, as computed for federal income tax purposes were as follows:

Aggregate cost                          $   6,641,132,389
                                        =================
Gross unrealized appreciation           $   2,290,175,620
Gross unrealized depreciation                (252,716,234)
                                        -----------------
Net unrealized appreciation             $   2,037,459,386
                                        =================

+Non-income producing security.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Mercury Basic Value Fund, Inc. and Master Basic Value Trust


By:    /s/ Terry K. Glenn________
       Terry K. Glenn,
       President
       Mercury Basic Value Fund, Inc. and Master Basic Value Trust


Date: November 19, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Terry K. Glenn________
       Terry K. Glenn
       President
       Mercury Basic Value Fund, Inc. and Master Basic Value Trust


Date: November 19, 2004


By:    /s/ Donald C. Burke________
       Donald C. Burke
       Chief Financial Officer
       Mercury Basic Value Fund, Inc. and Master Basic Value Trust


Date: November 19, 2004